Commitments and contingencies (Schedule of Outstanding Commitments) (Details) - Construction Contracts for Real Estate and Land Use Rights [Member]	Jun. 30, 2017 USD ($)
Other commitments
July 1, 2017 - June 30, 2018	$ 531,753,204
July 1, 2018 - June 30, 2019	326,020,438
July 1, 2019 - June 30, 2020	60,539,489
July 1, 2020 - June 30, 2021	3,699,504
July 1, 2021 and thereafter	17,139
Total	$ 922,029,774